Financial Assets and Liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020
Disclosure Of Financial Instruments [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 18,206	$ 28,801
Fair value of royalty payments from commercialization of the intellectual property acquired	8,073	16,365
Contingent Consideration	$ 26,279	$ 45,166